DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liabilities And Fair Value Measurements
SCHEDULE OF FAIR VALUE ON A RECURRING BASIS IN THE ACCOMPANYING FINANCIAL STATEMENTS

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2025 and 2024:

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Derivative liability	$-	$-	$-	$-

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Derivative liability	$-	$-	$-	$-

SCHEDULE OF CHANGES IN FAIR VALUE ON THE COMPANY’S LEVEL 3 FINANCIAL LIABILITIES

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the two years ended December 31, 2025:

Balance, December 31, 2023	$-
Establishment of derivative liability upon authorized share shortfall	64,951,789
Gain on change in fair value of derivative liability	(48,314,949)
Settlement of derivative liability upon correction of authorized share shortfall	(16,636,840)
Balance, December 31, 2024	$-
Mark to market to December 31, 2025	-
Balance, December 31, 2025	$-
Gain on change in derivative liabilities for the year ended December 31, 2025	$-